Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
Schedule of Operating Lease Expenditure Commitments

	Consolidated
	2019	2018	2017
Operating lease expenditure commitments	A$	A$	A$
Minimum operating lease payments
- not later than one year	250,068	41,625	227,992
- later than one year but not later than five years	266,560	—	35,676
- later than five years	—	—	—
Total minimum operating lease payments	516,628	41,625	263,668

Schedule of Operating Lease Payments

As at June 30, 2019, the above operating leases related to the following premises that are currently occupied by the Company:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)
60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2021	487,837
1300 Baxter Street, Suite 157, Charlotte, North Carolina	Mid-Town Partners LLC	Office	Month to month	28,791
			Total	516,628